Risk/Return Detail Data - FidelityEnhancedETFs-ComboPro - USD ($)		12 Months Ended											36 Months Ended		48 Months Ended		60 Months Ended	120 Months Ended
	Oct. 30, 2025	Oct. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 30, 2025		Oct. 30, 2025		Oct. 30, 2025	Oct. 30, 2025
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Emerging Markets ETF | Fidelity Enhanced Emerging Markets ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 480
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Emerging Markets ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Emerging Markets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Emerging Markets ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from November 19, 2024 to June 30, 2025, the fund's portfolio turnover rate was 46% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	46.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of issuers and in depositary receipts representing securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks.Allocating investments across different emerging markets countries.Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the MSCI Emerging Markets Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | Fidelity Enhanced International ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 356
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		6.78%															5.57%	5.73%
Annual Return [Percent]			6.78%	18.96%	(13.98%)	11.47%	7.66%	18.27%	(14.72%)	27.59%	1.89%	1.49%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced International ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	73.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the MSCI EAFE Index. The MSCI EAFE Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in developed markets, excluding the U.S. & Canada. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the MSCI EAFE Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective November 17, 2023, Fidelity® International Enhanced Index Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to November 17, 2023 reflects that of the Predecessor Fund which had different fees and expenses than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	30.49%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	17.15%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(22.78%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | After Taxes on Distributions | Fidelity Enhanced International ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		6.11%															5.07%	5.26%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | After Taxes on Distributions and Sales | Fidelity Enhanced International ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.62%															4.42%	4.63%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced International ETF | MS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI EAFE Index
Average Annual Return, Percent		4.07%															4.95%	5.41%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Core ETF | Fidelity Enhanced Large Cap Core ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		25.33%															15.30%	12.93%
Annual Return [Percent]			25.33%	26.08%	(16.20%)	30.36%	18.05%	27.66%	(3.35%)	21.65%	10.86%	(0.54%)
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Core ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Large Cap Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Large Cap Core ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.
Portfolio Turnover, Rate	77.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500® Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective November 17, 2023, Fidelity® Large Cap Core Enhanced Index Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to November 17, 2023 reflects that of the Predecessor Fund which had different fees and expenses than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	14.12%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	19.39%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(18.53%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Core ETF | After Taxes on Distributions | Fidelity Enhanced Large Cap Core ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		25.01%															14.08%	11.82%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Core ETF | After Taxes on Distributions and Sales | Fidelity Enhanced Large Cap Core ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.20%															11.92%	10.36%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Core ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent		25.02%															14.53%	13.10%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | Fidelity Enhanced Large Cap Growth ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		35.29%															19.38%	15.86%
Annual Return [Percent]			35.29%	38.84%	(26.57%)	29.32%	35.98%	31.45%	(3.77%)	27.14%	8.21%	3.29%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Large Cap Growth ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.
Portfolio Turnover, Rate	60.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell 1000® Growth Index. The Russell 1000® Growth Index is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market. Effective March 24, 2025, the Russell 1000® Growth Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 1000® Growth Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective November 17, 2023, Fidelity® Large Cap Growth Enhanced Index Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to November 17, 2023 reflects that of the Predecessor Fund which had different fees and expenses than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	16.82%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	26.21%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(19.59%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions | Fidelity Enhanced Large Cap Growth ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		35.14%															18.11%	14.66%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions and Sales | Fidelity Enhanced Large Cap Growth ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		20.98%															15.36%	12.92%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index
Average Annual Return, Percent		33.36%															18.96%	16.78%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Russell 1000® Index
Average Annual Return, Percent		24.51%															14.28%	12.87%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Value ETF | Fidelity Enhanced Large Cap Value ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		15.88%															9.97%	9.16%
Annual Return [Percent]			15.88%	10.77%	(6.47%)	28.30%	4.43%	24.16%	(7.53%)	15.88%	16.32%	(3.50%)
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Value ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Large Cap Value ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	69.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell 1000® Value Index. The Russell 1000® Value Index is a market capitalization-weighted index designed to measure the performance of the large-cap value segment of the U.S. equity market. Effective March 24, 2025, the Russell 1000® Value Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 1000® Value Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective November 17, 2023, Fidelity® Large Cap Value Enhanced Index Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to November 17, 2023 reflects that of the Predecessor Fund which had different fees and expenses than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	11.62%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	16.70%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(25.69%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Value ETF | After Taxes on Distributions | Fidelity Enhanced Large Cap Value ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		15.31%															8.68%	7.96%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Value ETF | After Taxes on Distributions and Sales | Fidelity Enhanced Large Cap Value ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.78%															7.61%	7.13%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Value ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Russell 1000® Index
Average Annual Return, Percent		24.51%															14.28%	12.87%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Value ETF | RS005
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index
Average Annual Return, Percent		14.37%															8.68%	8.49%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Mid Cap ETF | Fidelity Enhanced Mid Cap ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 293
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		21.23%															11.54%	9.79%
Annual Return [Percent]			21.23%	15.90%	(14.21%)	24.12%	15.37%	27.35%	(11.72%)	18.40%	13.49%	(2.42%)
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Mid Cap ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Mid Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Mid Cap ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	70.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell Midcap® Index. The Russell Midcap® Index is a market capitalization-weighted index designed to measure the performance of the mid-cap segment of the U.S. equity market. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell Midcap® Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective November 17, 2023, Fidelity® Mid Cap Enhanced Index Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to November 17, 2023 reflects that of the Predecessor Fund which had different fees and expenses than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	11.07%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	24.31%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(27.29%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Mid Cap ETF | After Taxes on Distributions | Fidelity Enhanced Mid Cap ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		20.89%															10.35%	8.52%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Mid Cap ETF | After Taxes on Distributions and Sales | Fidelity Enhanced Mid Cap ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.78%															8.95%	7.64%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Mid Cap ETF | RS006
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Russell Midcap® Index
Average Annual Return, Percent		15.34%															9.92%	9.63%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Mid Cap ETF | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Russell 3000® Index
Average Annual Return, Percent		23.81%															13.86%	12.55%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Small Cap ETF | Fidelity Enhanced Small Cap ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 356
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		16.48%															10.48%	8.63%
Annual Return [Percent]			16.48%	21.04%	(18.28%)	20.54%	18.53%	23.65%	(13.04%)	7.22%	22.84%	(1.88%)
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Small Cap ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Small Cap ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	73.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell 2000® Index. The Russell 2000® Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 2000® Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective November 17, 2023, Fidelity® Small Cap Enhanced Index Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to November 17, 2023 reflects that of the Predecessor Fund which had different fees and expenses than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	13.60%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	31.84%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(31.45%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Small Cap ETF | After Taxes on Distributions | Fidelity Enhanced Small Cap ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		16.12%															9.10%	7.23%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Small Cap ETF | After Taxes on Distributions and Sales | Fidelity Enhanced Small Cap ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.91%															8.10%	6.66%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Small Cap ETF | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Russell 3000® Index
Average Annual Return, Percent		23.81%															13.86%	12.55%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Small Cap ETF | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Russell 2000® Index
Average Annual Return, Percent		11.54%															7.40%	7.82%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced U.S. All-Cap Equity ETF | Fidelity Enhanced U.S. All-Cap Equity ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced U.S. All-Cap Equity ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced U.S. All-Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced U.S. All-Cap Equity ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from November 19, 2024 to June 30, 2025, the fund's portfolio turnover rate was 101% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	101.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks.Investing assets across market cap ranges in large cap, mid cap, and small cap stocks.Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 3000® Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
ThematicIndexETFs-ComboPRO | Fidelity Clean Energy ETF | Fidelity Clean Energy ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493
Annual Return, Inception Date	Oct. 05, 2021
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(20.78%)													(16.62%)	[1]
Annual Return [Percent]			(20.78%)	(19.61%)	(11.58%)
ThematicIndexETFs-ComboPRO | Fidelity Clean Energy ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Clean Energy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Clean Energy ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Clean Energy Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46 % of the average value of its portfolio.
Portfolio Turnover, Rate	46.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Clean Energy IndexSM and in depositary receipts representing securities included in the index. The Fidelity Clean Energy Index SM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum that distribute, produce or provide technology or equipment to support the production of energy from solar, wind, hydrogen and other renewable sources. The Fidelity Clean Energy Index SM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: clean energy production and distribution and clean energy technology manufacturing. After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords. Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	45.23%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2024
Highest Quarterly Return	12.35%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(23.16%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
ThematicIndexETFs-ComboPRO | Fidelity Clean Energy ETF | After Taxes on Distributions | Fidelity Clean Energy ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		(20.95%)													(16.74%)	[1]
ThematicIndexETFs-ComboPRO | Fidelity Clean Energy ETF | After Taxes on Distributions and Sales | Fidelity Clean Energy ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(12.02%)													(11.88%)	[1]
ThematicIndexETFs-ComboPRO | Fidelity Clean Energy ETF | IXV7K
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity Clean Energy Index℠
Average Annual Return, Percent		(20.53%)													(16.07%)
ThematicIndexETFs-ComboPRO | Fidelity Clean Energy ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent		17.87%													7.46%
ThematicIndexETFs-ComboPRO | Fidelity Cloud Computing ETF | Fidelity Cloud Computing ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493
Annual Return, Inception Date	Oct. 05, 2021
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		21.93%													2.91%	[2]
Annual Return [Percent]			21.93%	52.39%	(41.07%)
ThematicIndexETFs-ComboPRO | Fidelity Cloud Computing ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Cloud Computing ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Cloud Computing ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Cloud Computing Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32 % of the average value of its portfolio.
Portfolio Turnover, Rate	32.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Cloud Computing IndexSM and in depositary receipts representing securities included in the index. The Fidelity Cloud Computing Index SM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum that provide products or services enabling the increased adoption of cloud computing, characterized by the delivery of computing services over the internet. The Fidelity Cloud Computing Index SM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: cloud infrastructure, cloud platforms, and cloud software providers. After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords. Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	6.60%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	18.95%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(23.87%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
ThematicIndexETFs-ComboPRO | Fidelity Cloud Computing ETF | After Taxes on Distributions | Fidelity Cloud Computing ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		21.89%													2.85%	[2]
ThematicIndexETFs-ComboPRO | Fidelity Cloud Computing ETF | After Taxes on Distributions and Sales | Fidelity Cloud Computing ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.01%													2.22%	[2]
ThematicIndexETFs-ComboPRO | Fidelity Cloud Computing ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent		17.87%													7.46%
ThematicIndexETFs-ComboPRO | Fidelity Cloud Computing ETF | IXV7Q
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity Cloud Computing Index℠
Average Annual Return, Percent		22.43%													3.24%
ThematicIndexETFs-ComboPRO | Fidelity Crypto Industry and Digital Payments ETF | Fidelity Crypto Industry and Digital Payments ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493
Annual Return, Inception Date	Apr. 19, 2022
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		17.71%											9.45%	[3]
Annual Return [Percent]			17.71%	165.75%
ThematicIndexETFs-ComboPRO | Fidelity Crypto Industry and Digital Payments ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Crypto Industry and Digital Payments ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Crypto Industry and Digital Payments ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Crypto Industry and Digital Payments Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 79 % of the average value of its portfolio.
Portfolio Turnover, Rate	79.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities included in the Fidelity Crypto Industry and Digital Payments IndexSM and in depositary receipts representing securities included in the index. The Fidelity Crypto Industry and Digital Payments Index SM is designed to reflect the performance of a global universe of companies engaged in activities related to cryptocurrency, related blockchain technology, and digital payments processing. Cryptocurrency companies include those involved in cryptocurrency mining or provide financial services to support cryptocurrency issued on a blockchain such as custody, trading, asset management and other services. Blockchain technology companies include those that distribute or manufacture infrastructure, hardware or software that supports cryptocurrency mining activities and/or the encryption and integrity of cryptocurrency. Digital payments processing companies include those that facilitate payment activities through processes and protocols such as Electronic Funds Transfer (EFT), including Automated Clearing House (ACH), and other traditional payment information services. The fund will not invest in digital assets (including cryptocurrencies) directly, or indirectly through the use of digital asset derivatives. The fund also will not invest in initial coin offerings. Therefore, the fund is not expected to track the price movement of any digital asset. The fund may, however, have indirect exposure to digital assets by virtue of its investments in cryptocurrency companies that use one or more digital assets as part of their business activities or that hold digital assets as proprietary investments. The Fidelity Crypto Industry and Digital Payments Index SM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of cryptocurrency companies and blockchain technology companies are first selected based on market share. Stocks included in the index are selected based on revenues tied to one or a combination of the following designated business activity categories: cryptocurrency mining, crypto-related financial services, related blockchain technologies, and digital payments processing. After initial screens are applied, stocks of cryptocurrency companies and blockchain technology companies are selected for inclusion in the index based on market share ranked by dollar revenue and thematic relevancy scores, and stocks of digital payments processing companies are selected for inclusion in the index based on revenues ranked by average daily volumes. Thematic relevancy scores are derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords. Stocks of companies with greater than 50% of their total revenue tied to one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting this criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted based on modified average daily volume metrics subject to caps. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	50.51%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	73.90%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(16.29%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
ThematicIndexETFs-ComboPRO | Fidelity Crypto Industry and Digital Payments ETF | After Taxes on Distributions | Fidelity Crypto Industry and Digital Payments ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		17.22%											9.25%	[3]
ThematicIndexETFs-ComboPRO | Fidelity Crypto Industry and Digital Payments ETF | After Taxes on Distributions and Sales | Fidelity Crypto Industry and Digital Payments ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.53%											7.25%	[3]
ThematicIndexETFs-ComboPRO | Fidelity Crypto Industry and Digital Payments ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent		17.87%											9.57%
ThematicIndexETFs-ComboPRO | Fidelity Crypto Industry and Digital Payments ETF | IXV46
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity Crypto Industry and Digital Payments Index℠
Average Annual Return, Percent		18.12%											9.84%
ThematicIndexETFs-ComboPRO | Fidelity Digital Health ETF | Fidelity Digital Health ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493
Annual Return, Inception Date	Oct. 05, 2021
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		2.39%													(6.89%)	[4]
Annual Return [Percent]			2.39%	4.54%	(25.66%)
ThematicIndexETFs-ComboPRO | Fidelity Digital Health ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Digital Health ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Digital Health ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Digital Health Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47 % of the average value of its portfolio.
Portfolio Turnover, Rate	47.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Digital Health IndexSM and in depositary receipts representing securities included in the index. The Fidelity Digital Health Index SM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum providing healthcare records management, connected healthcare devices, surgical robotics, telemedicine, and other technology-enabled healthcare products and services. The Fidelity Digital Health Index SM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: digital healthcare products & services and connected medical devices. After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords. Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	10.41%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	15.06%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(18.51%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
ThematicIndexETFs-ComboPRO | Fidelity Digital Health ETF | After Taxes on Distributions | Fidelity Digital Health ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		1.81%													(7.06%)	[4]
ThematicIndexETFs-ComboPRO | Fidelity Digital Health ETF | After Taxes on Distributions and Sales | Fidelity Digital Health ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.46%													(5.20%)	[4]
ThematicIndexETFs-ComboPRO | Fidelity Digital Health ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent		17.87%													7.46%
ThematicIndexETFs-ComboPRO | Fidelity Digital Health ETF | IXV7O
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity Digital Health Index℠
Average Annual Return, Percent		2.81%													(6.46%)
ThematicIndexETFs-ComboPRO | Fidelity Electric Vehicles and Future Transportation ETF | Fidelity Electric Vehicles and Future Transportation ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493
Annual Return, Inception Date	Oct. 05, 2021
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(21.48%)													(17.43%)	[5]
Annual Return [Percent]			(21.48%)	12.90%	(44.20%)
ThematicIndexETFs-ComboPRO | Fidelity Electric Vehicles and Future Transportation ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Electric Vehicles and Future Transportation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Electric Vehicles and Future Transportation ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Electric Vehicles and Future Transportation Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77 % of the average value of its portfolio.
Portfolio Turnover, Rate	77.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Electric Vehicles and Future Transportation IndexSM and in depositary receipts representing securities included in the index. The Fidelity Electric Vehicles and Future Transportation Index SM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum engaged in the production of electric and/or autonomous vehicles and their components, technology, or energy systems or engaged in other initiatives that aim to change the future of transportation. The Fidelity Electric Vehicles and Future Transportation Index SM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: future transportation technologies and future transportation enablers. After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords. Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology. Stocks chosen for inclusion in the index represent both future technologies companies (approximately 25 stocks) and future transportation enabler companies (approximately 25 stocks). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	33.13%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2023
Highest Quarterly Return	23.16%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(24.13%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
ThematicIndexETFs-ComboPRO | Fidelity Electric Vehicles and Future Transportation ETF | After Taxes on Distributions | Fidelity Electric Vehicles and Future Transportation ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		(21.56%)													(17.48%)	[5]
ThematicIndexETFs-ComboPRO | Fidelity Electric Vehicles and Future Transportation ETF | After Taxes on Distributions and Sales | Fidelity Electric Vehicles and Future Transportation ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(12.65%)													(12.53%)	[5]
ThematicIndexETFs-ComboPRO | Fidelity Electric Vehicles and Future Transportation ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent		17.87%													7.46%
ThematicIndexETFs-ComboPRO | Fidelity Electric Vehicles and Future Transportation ETF | IXV7M
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity Electric Vehicles and Future Transportation Index℠
Average Annual Return, Percent		(21.18%)													(16.80%)
ThematicIndexETFs-ComboPRO | Fidelity Metaverse ETF | Fidelity Metaverse ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493
Annual Return, Inception Date	Apr. 19, 2022
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		6.80%											6.68%	[6]
Annual Return [Percent]			6.80%	40.62%
ThematicIndexETFs-ComboPRO | Fidelity Metaverse ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Metaverse ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Metaverse ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Metaverse Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30 % of the average value of its portfolio.
Portfolio Turnover, Rate	30.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Metaverse IndexSM and in depositary receipts representing securities included in the index. "Metaverse" is a term used to describe a future state of the internet characterized by a network of both augmented reality and virtual worlds that can be experienced persistently and in a shared environment by large numbers of users. The Fidelity Metaverse Index SM is designed to reflect the performance of a global universe of companies that develop, manufacture, distribute, or sell products or services related to establishing and enabling the Metaverse. The Fidelity Metaverse Index SM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: computing hardware and components, digital infrastructure, design and engineering software, gaming technology and software, web development and content services, and smart phone and wearable technology. After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords. Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting this criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted based on modified average daily volume metrics subject to caps. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Bar Chart, Year to Date Return	27.99%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2023
Highest Quarterly Return	18.62%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(6.86%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
ThematicIndexETFs-ComboPRO | Fidelity Metaverse ETF | After Taxes on Distributions | Fidelity Metaverse ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		6.69%											6.58%	[6]
ThematicIndexETFs-ComboPRO | Fidelity Metaverse ETF | After Taxes on Distributions and Sales | Fidelity Metaverse ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.11%											5.14%	[6]
ThematicIndexETFs-ComboPRO | Fidelity Metaverse ETF | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent		17.87%											9.57%
ThematicIndexETFs-ComboPRO | Fidelity Metaverse ETF | IXV43
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity Metaverse Index℠
Average Annual Return, Percent		7.18%											7.18%
Document Type	485BPOS
Registrant Name	Fidelity Covington Trust

[1]	A From October 5, 2021 .
[2]	A From October 5, 2021 .
[3]	A From April 19, 2022 .
[4]	A From October 5, 2021 .
[5]	A From October 5, 2021 .
[6]	A From April 19, 2022 .